Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Business Combination, Goodwill [Abstract]
Goodwill - Schedule of Goodwill (Table)

Balance at January 1, 2019	$1,579
Balance at December 31, 2019	$1,579
Balance at December 31, 2020	$1,579